Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Sep. 07, 2012
(Delaware Global Real Estate Opportunities Fund - Institutional) | Institutional Class
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.19%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class A
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.40%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class C
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.34%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.15%
(Delaware Global Real Estate Opportunities Fund - Retail) | Class R
Operating Expenses:
Management fees	0.99%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.35%
Total annual fund operating expenses	1.94%
Fee waivers and expense reimbursements	(0.29%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. The waiver and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund's average daily net assets from September 7, 2012 through September 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class R shares' 12b-1 fees to no more than 0.50% of its respective average daily net assets from September 7, 2012 through September 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.